Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Interest Dividend and Fee Income [abstract]
FVTPL securities		$ 201	$ 87
FVOCI securities – realized gains	[1]	89	114
Impairment on FVOCI and amortized cost securities		(3)	(1)
Securities gains, other than trading		$ 287	$ 200

[1]	Gains are net of (losses) on hedge contracts.